UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21214

Opus Investment Trust

(Exact name of registrant as specified in charter)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of principal executive offices) (Zip code)

Sheila B. St. Hilaire, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, Massachusetts 01653

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-508-855-1000

Date of Fiscal Year End: September 30

Date of Reporting Period: June 30, 2005

Item 1. Schedule of Investments.

OPUS CASH RESERVES

PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
	Fannie Mae - 2.9%
$4,000,000	3.22%, 5/9/2006 (a)	$3,999,322

	Federal Home Loan Bank - 3.7%
1,000,000	3.25%, 4/25/06	1,000,000
4,000,000	3.20%, 6/14/06 (a)	3,999,377

		4,999,377

	Freddie Mac - 2.2%
3,000,000	3.70%, 6/30/06 MTN	3,000,000

	Total U.S. Government Agency Obligations (cost $11,998,699)	11,998,699

CORPORATE NOTES (a) —8.8%
	Auto Manufacturers - 3.7%
5,000,000	American Honda Finance, MTN (b) 3.12%, 12/06/05	5,000,000

	Banks - 5.1%
2,000,000	American Express Centurion 3.17%, 7/12/05	1,999,989
2,000,000	Credit Suiss First Boston NY 3.13%, 1/06/06	2,000,077
3,000,000	Wells Fargo & Co., MTN 3.14%, 8/03/06	3,000,000

		7,000,066

	Total Corporate Notes (cost $12,000,066)	12,000,066

COMMERCIAL PAPER (c)—60.5%
	Auto Manufacturers - 1.5%
2,000,000	BMW U.S. Capital LLC (b) 3.19%, 4/18/06	2,000,000

	Banks - 2.9%
4,000,000	Dexia Delaware LLC 3.28%, 9/06/05	3,975,619

	Banks - Foreign Banks & Branches - 10.3%
4,000,000	Lloyds TSB Bank PLC 3.13%, 7/01/05	4,000,000

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5,000,000	Rabobank USA Finance Corp. 3.35%, 7/01/05	5,000,000
5,000,000	UBS Finance Delaware LLC 3.39%, 7/01/05	5,000,000

		14,000,000

	Diversified Financial Services - 32.6%
4,000,000	Albis Capital Corp. (b) 3.27%, 7/20/05	3,993,097
4,000,000	Asset One Funding Securitization (b) 3.44%, 7/01/05	4,000,000
3,000,000	CIT Group, Inc. 3.06%, 7/05/05	2,998,980
3,500,000	International Lease Finance Corp. 3.29%, 9/07/05	3,478,249
1,346,000	Ivory Funding (b) 3.26%, 7/11/05	1,344,781
3,319,000	Ivory Funding Corp. (b) 3.30%, 7/25/05	3,311,698
4,500,000	Master Funding LLC (b) 3.30%, 8/04/05	4,485,975
4,500,000	National Rural Utilities Cooperative Finance Corp. 3.31%, 8/09/05	4,483,864
4,000,000	Steamboat Funding Corp. (b) 3.35%, 7/08/05	3,996,544
3,826,000	Three Pillars Funding (b) 3.19%, 7/11/05	3,822,610
4,200,000	Total Capital 3.34%, 7/01/05	4,200,000
3,000,000	TransAmerica Asset Funding (b) 3.30%, 7/15/05	2,996,150
1,305,000	Wachovia Corp. 6.88%, 9/15/05	1,314,417

		44,426,365

	Insurance - 2.6%
3,500,000	Prudential PLC (b) 3.01%, 7/06/05	3,498,537

	Securities Broker - 6.2%
4,000,000	Goldman Sachs 3.09%, 7/08/05	3,997,597
4,500,000	Morgan Stanley 3.37%, 8/22/05	4,478,095

		8,475,692

	Telecomnunications - 2.9%
4,000,000	SBC Communications, Inc. (b) 3.11%, 7/11/05	3,997,394

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	Transportation - 1.5%
2,000,000	NetJets, Inc. (b) 3.06%, 7/07/05	1,998,980

	Total Commercial Paper (cost $82,372,587)	82,372,587

CERTIFICATES OF DEPOSIT—18.0%
2,000,000	American Express Centurion Bank 3.11%, 7/11/05	2,000,000
4,000,000	Barclays Bank PLC 3.11%, 7/11/05	4,000,003
4,500,000	BNP Paribas N.Y. (NY Branch) 3.31%, 9/09/05	4,500,087
4,000,000	HBOS Treasury Services (NY Branch) 3.05%, 7/01/05	4,000,000
4,000,000	Toronto Dominion Bank 2.84%, 7/20/05	3,999,030
3,000,000	Washington Mutual Bank 3.10%, 7/08/05	3,000,000
3,000,000	Wilmington Trust Corp. 3.04%, 7/01/05	3,000,000

	Total Certificates of Deposit (cost $24,499,120)	24,499,120

Shares
INVESTMENT COMPANIES—3.9%
5,030,330	Barclays Prime Money Market Fund	5,030,330
294,241	Merrill Lynch Premier Institutional Fund	294,241

	Total Investment Companies (cost $5,324,571)	5,324,571

Total Investments-100.0%
(Cost $136,195,043)		136,195,043

Net Other Assets and Liabilities—0.0%		5,845

Total Net Assets—100.0%		$136,200,888

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

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(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2005, these securities amounted to $44,445,766 or 32.6% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.
(c)	Effective yield at time of purchase.
MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION

At June 30, 2005, the aggregate cost of investment securities for tax purposes was $136,195,043.

SECURITY VALUATION

Investments are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investement companies are valued at net asset value.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not applicable

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Attached hereto as Exhibit 3.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Opus Investment Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman (Principal Executive Officer)

Date:	August 22, 2005

By:	/s/ Paul S. Bellany
Paul S. Bellany
Assistant Vice President and Treasurer (Principal Financial Officer)

Date:	August 22, 2005